Company Information - Capital increase (Details)			12 Months Ended
	Dec. 08, 2021	Apr. 16, 2021 shares	Dec. 31, 2021 item
BSPCE 2021
Disclosure of other provisions [line items]
Number of warrants granted		600,000
Number of bonus shares granted			600,000
AGA 2021
Disclosure of other provisions [line items]
Number of bonus shares granted	123,000	466,000	466,000
BSA 2021
Disclosure of other provisions [line items]
Number of bonus shares granted		50,000	50,000